Risk and Capital Management - Maximum Exposure of Other financial assets Segregated by Business Sector (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 765,719,000,000	R$ 752,920,000,000
Other financial assets percentage	100.00%	100.00%
Public sector [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 562,485,000,000	R$ 580,392,000,000
Other financial assets percentage	73.50%	77.10%
Services [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 59,193,000,000	R$ 62,383,000,000
Other financial assets percentage	7.70%	8.30%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 45,744,000,000	R$ 28,649,000,000
Other financial assets percentage	6.00%	3.80%
Financial [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 98,297,000,000	R$ 81,496,000,000
Other financial assets percentage	12.80%	10.80%